SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
salary	$ 113,596	$ 153,733
consulting (professional fees)	282,969	661,956
share based payments		615,782
Total	472,265	1,140,835
Cost of sales [member]
IfrsStatementLineItems [Line Items]
salary	13,416	51,381
Research and development [member]
IfrsStatementLineItems [Line Items]
consulting (research and development)	30,859	32,148
Professional fees [member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)	57,604	42,933
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
salary	$ 370,386	$ 398,591